Dividends-Additional Information (Details) - $ / shares	1 Months Ended	60 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Dividends Payable [Line Items]
Target percentage used to determine annual variable dividend			33.33%		33.33%
Gainshare factor used to determine annual variable dividend			1.91		1.79
Series B Preferred Stock
Dividends Payable [Line Items]
Preferred shares, issued (in shares)				500,000
Preferred Stock, Liquidation Preference Per Share				$ 1,000
Forecast | Series B Preferred Stock
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage		5.375%
London Interbank Offered Rate (LIBOR) | Forecast | Series B Preferred Stock
Dividends Payable [Line Items]
Preferred Stock, Basis Spread on Variable Rate	2.539%